United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 06/30/2012

Check here if Amendment[ ];Amendment Number:
This Amendment(Check one):    [ ]is a restatement.
                              [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Barton Investment Management
Address: 100 Four Falls Corp Center, Suite 202
         West Conshohocken, PA 19428

Form 13F File Number:28-12324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name: Jay Riley
Title: Managing Director
Phone: 610-260-0692

Signature, Place, and Date of Signing:

Jay Riley             West Conshohocken, PA       8/03/12
    Signature              City, State              Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported on this report.)
[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 144,643
                                       (thousands)
List of Other Included Managers: None


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FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/PUT/INVSTMT   OTHER  VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT  PRNCALLDSCRETN MANAGERS  SOLE SHARED   NONE
-------------------------     -------------   --------  -------  -------   -- --- ------  -------  ----  -----  ---

Cooper Industries Ord         Common Stock    G24140108       477     7,000SH     SOLE                              7,000
Interxion Holding Nv          Common Stock    N47279109       186    10,250SH     SOLE                             10,250
Abbott Laboratories           Common Stock    002824100     1,022    15,848SH     SOLE                             15,848
Air Lease Corp                Common Stock    00912X302       880    45,400SH     SOLE                             45,400
Altria Group Inc              Common Stock    02209S103       260     7,535SH     SOLE                              7,535
Amazon.com                    Common Stock    023135106    10,036    43,951SH     SOLE                             43,951
American Express              Common Stock    025816109     2,139    36,754SH     SOLE                             36,754
American Tower                Common Stock    03027X100    22,200   317,557SH     SOLE                            317,557
Anadarko Petroleum            Common Stock    032511107       768    11,600SH     SOLE                             11,600
Apple Computer Inc            Common Stock    037833100       365       625SH     SOLE                                625
Athenahealth Inc              Common Stock    04685W103    16,830   212,580SH     SOLE                            212,580
Auto Data Processing          Common Stock    053015103       490     8,800SH     SOLE                              8,800
Berkshire Hathaway Cl A       CL A            084670108       875         7SH     SOLE                                  7
Berkshire Hathaway Cl B       CL B            084670207       249     2,985SH     SOLE                              2,985
Cigna                         Common Stock    125509109       532    12,095SH     SOLE                             12,095
Cabot Oil & Gas               Common Stock    127097103       355     9,000SH     SOLE                              9,000
Chevron Texaco                Common Stock    166764100       481     4,560SH     SOLE                              4,560
Coca Cola Company             Common Stock    191216100       751     9,608SH     SOLE                              9,608
Colgate-Palmolive Co          Common Stock    194162103       208     2,000SH     SOLE                              2,000
DFC Global Corp               Common Stock    23324T107       276    15,000SH     SOLE                             15,000
DTS Inc                       Common Stock    23335C101     5,953   228,260SH     SOLE                            228,260
Destination Maternity Co      Common Stock    25065D100     1,827    84,590SH     SOLE                             84,590
Devon Energy New              Common Stock    25179M103       348     6,000SH     SOLE                              6,000
Dunn & Bradstreet Copr. New   Common Stock    26483E100       214     3,000SH     SOLE                              3,000
eBay                          Common Stock    278642103     8,746   208,200SH     SOLE                            208,200
Electronic Arts               Common Stock    285512109     2,945   238,462SH     SOLE                            238,462
Equifax Inc.                  Common Stock    294429105       210     4,500SH     SOLE                              4,500
Esco Technologies             Common Stock    296315104       386    10,605SH     SOLE                             10,605
Euronet Worldwide             Common Stock    298736109     1,047    61,347SH     SOLE                             61,347
Exxon Mobil                   Common Stock    30231G102     6,532    76,335SH     SOLE                             76,335
General Electric              Common Stock    369604103       660    31,648SH     SOLE                             31,648
Genworth Financial Inc        Common Stock    37247D106        79    14,000SH     SOLE                             14,000
Glaxosmithkline Plc           Common Stock    37733W105       229     5,033SH     SOLE                              5,033
Google Inc Class A            CL A            38259P508       900     1,551SH     SOLE                              1,551
I C U Medical                 Common Stock    44930G107     1,531    28,675SH     SOLE                             28,675
Intl Business Machines        Common Stock    459200101       577     2,950SH     SOLE                              2,950
Johnson & Johnson             Common Stock    478160104     2,413    35,721SH     SOLE                             35,721
Kraft Foods Inc               Common Stock    50075N104       201     5,213SH     SOLE                              5,213
Legg Mason Inc                Common Stock    524901105       512    19,410SH     SOLE                             19,410
Merck & Co Inc                Common Stock    58933Y105       552    13,230SH     SOLE                             13,230
Microsoft                     Common Stock    594918104     1,176    38,430SH     SOLE                             38,430
Netflix Inc                   Common Stock    64110L106    11,491   167,792SH     SOLE                            167,792
Northern Trust Corporation    Common Stock    665859104       499    10,838SH     SOLE                             10,838
Oracle                        Common Stock    68389X105       446    15,000SH     SOLE                             15,000
Penn Virginia Corp            Common Stock    707882106       700    95,419SH     SOLE                             95,419
Penn Virginia Res Ptnrs       Com Unit R Lim  707884102       908    37,070SH     SOLE                             37,070
Pfizer Incorporated           Common Stock    717081103       331    14,400SH     SOLE                             14,400
Philip Morris Intl Inc        Common Stock    718172109       658     7,535SH     SOLE                              7,535
T Rowe Price Group            Common Stock    74144T108     4,186    66,488SH     SOLE                             66,488
Qualcomm                      Common Stock    747525103    24,286   436,175SH     SOLE                            436,175
Rackspace Hosting Inc         Common Stock    750086100     4,156    94,575SH     SOLE                             94,575
Union Pacific                 Common Stock    907818108       217     1,820SH     SOLE                              1,820
Wells Fargo & Co. New         Common Stock    949746101       347    10,375SH     SOLE                             10,375
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